Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	6,824,114	6,839,822	2,397,160	6,472,004	0
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 63.24	$ 63.23	$ 70.05	$ 63.45	$ 0